Alliance
Money
Reserves

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS                                   Alliance Money Reserves
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Money Reserves Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since April 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Money Reserves Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                                            Alliance Money Reserves
================================================================================

  Principal
   Amount
    (000)     Security (a)                   Yield                Value
--------------------------------------------------------------------------------
              COMMERCIAL
              PAPER-44.8%
              ABN AMRO
$    25,000   8/14/01.....................       3.78%   $    24,884,653
              American General
              Corp.
     12,000   7/10/01.....................       3.79         11,988,630
              Australia New Zealand
              (Delaware)
     10,000   8/15/01.....................       3.78          9,952,812
              AWB Finance, Ltd.
     15,000   7/10/01 (b).................       3.82         14,985,675
              Banque Caisse
              d'Epargne L'Etat
     18,000   9/17/01.....................       3.70         17,855,700
      5,000   8/23/01.....................       3.87          4,971,549
      8,000   12/17/01....................       3.91          7,853,158
              Banque Generale
              Du Luxembourg
      5,000   7/23/01.....................       4.22          4,987,106
              Barclays Bank
     15,000   7/30/01.....................       3.77         14,954,446
      7,500   8/14/01.....................       3.99          7,463,425
              Barton Capital Corp.
     14,000   8/10/01 (b).................       3.80         13,940,889
              Bavaria Funding Trust
     20,000   7/09/01 (b).................       3.85         19,982,889
              Bayerische
              Landesbank
     15,000   8/15/01.....................       3.68         14,931,094
              BellSouth Corp.
     19,000   8/10/01 (b).................       3.79         18,919,989
              BP Amoco Capital Plc
     30,000   7/02/01.....................       4.15         29,996,542
              CBA (Finance)
              Delaware, Inc.
      4,000   8/29/01.....................       3.85          3,974,761
              Centric Capital Corp.
      4,000   9/04/01 (b).................       3.81          3,972,483
              CS First Boston, Inc.
     12,000   11/21/01 (b)................       3.94         11,812,193
              CXC, Inc.
      8,000   7/31/01 (b).................       3.93          7,973,800
              Danske Bank
     11,000   9/18/01.....................       3.69         10,910,927
              Dexia CLF Finance Co.
      8,000   9/12/01 (b).................       3.74          7,939,329
              Dresdner Bank
      4,000   8/31/01.....................       3.86          3,973,838
              Dupont (E.I.) de
              Nemours & Co.
      7,000   8/17/01.....................       3.84          6,964,907
              Eksportfinans AS
     15,000   7/03/01.....................       4.12         14,996,567
              Enterprise Funding
              Corp.
     25,000   8/15/01 (b).................       3.78         24,881,375
              Exxon Project
              Investment Corp.
     17,000   7/10/01 (b).................       3.84         16,983,680
              Ford Motor Credit
              Corp.
     25,000   8/23/01.....................       3.74         24,864,944
              GE Capital
              International Funding
     44,000   7/16/01 (b).................       3.83         43,929,783
              HSBC Bank Plc
     16,000   9/19/01.....................       3.72         15,867,733
      8,000   9/17/01.....................       4.45          7,922,867
              ING Insurance
              Holdings, Inc.
      8,000   9/10/01.....................       3.86          7,939,098
              J.P Morgan Chase
              & Co.
     16,000   8/07/01.....................       3.88         15,936,196
              Kittyhawk Funding
      3,000   7/31/01 (b).................       3.83          2,990,425
              Merck & Co., Inc.
     45,000   7/02/01 (b).................       4.12         44,994,850
              Merrill Lynch
              & Co., Inc.
     70,000   7/02/01.....................       4.12         69,991,989
              Morgan Stanley
              Dean Witter
     28,000   7/31/01.....................       3.77         27,914,966
              National Rural Utility
              Corp.
     12,000   8/13/01.....................       3.74         11,946,393
              Nordea North America,
              Inc.
     20,000   9/28/01.....................       3.69         19,817,698
              Pfizer, Inc.
     20,000   7/10/01 (b).................       3.93         19,980,350
              Private Export
              Funding Corp.
      8,900   11/09/01 (b)................       3.84          8,775,637
              Prudential
              FundingCorp.
     16,000   8/28/01.....................       3.86         15,900,498

STATEMENT OF NET ASSETS (continued)                      Alliance Money Reserves
================================================================================

  Principal
   Amount
    (000)     Security (a)                   Yield                Value
--------------------------------------------------------------------------------
              San Paolo IMI Corp.
$    28,000   8/23/01.....................       3.77%   $    27,844,592
              SBC Communications,
              Inc.
      5,000   7/30/01 (b).................       3.93          4,984,171
              Sheffield Receivables
              Corp.
     11,000   7/31/01 (b).................       3.89         10,964,342
              Societe Generale N.A.,
              Inc.
     15,000   8/01/01.....................       3.79         14,951,046
              UBS Finance, Inc.
     80,000   7/02/01.....................       4.14         79,990,800
              Verizon Network
              Funding
     10,000   8/15/01.....................       3.76          9,953,000
      6,000   8/09/01.....................       3.78          5,975,430
      5,000   7/30/01.....................       3.94          4,984,130
              Wells Fargo & Co.
      9,000   8/17/01.....................       3.68          8,956,760
     18,000   7/31/01.....................       3.77         17,945,335
                                                         ---------------
              Total Commercial Paper
              (cost $857,375,450).........                   857,375,450
                                                         ---------------
              U.S. GOVERNMENT
              AGENCIES-22.5%
              Federal Farm Credit
              Bank
     11,000   3.75%, 8/31/01..............       3.78         10,930,104
              Federal Home Loan
              Bank
     20,000   3.67%, 9/14/01..............       3.71         19,847,083
      8,000   3.75%, 8/29/01..............       3.80          7,950,702
              Federal Home Loan
              Mortgage Corp.
      6,697   3.73%, 9/26/01..............       3.76          6,636,632
      8,000   3.74%, 9/07/01..............       3.77          7,943,484
     41,000   3.76%, 8/30/01..............       3.79         40,739,650
     29,000   4.15%, 5/15/02..............       4.18         28,994,594
     28,000   4.18%, 5/14/02..............       4.21         27,997,082
              Federal National
              Mortgage Association
     57,639   3.67%, 9/06/01..............       3.70         57,245,310
     22,000   3.75%, 9/17/01 FRN..........       3.95         21,990,913
     75,000   3.92%, 3/22/02 FRN..........       3.92         75,000,000
     14,000   6.48%, 11/09/01.............       3.78         14,131,207
              Student Loan Marketing
              Association FRN
     70,000   3.89%, 12/12/01.............       3.90         69,996,959
     40,000   3.96%, 1/09/02..............       3.96         40,000,000
                                                         ---------------
              Total U.S. Government
              Agencies
              (cost $429,403,720).........                   429,403,720
                                                         ---------------
              CERTIFICATES OF
              DEPOSIT-16.8%
              Australia &
              New Zealand Bank
     12,000   3.76%, 8/24/01..............       3.76         12,000,000
              Banca Intesa SPA
     15,000   3.72%, 9/28/01..............       3.72         15,000,000
              Bank of Nova Scotia
     10,000   3.78%, 9/04/01..............       3.78         10,000,000
      9,000   3.93%, 8/01/01..............       3.93          9,000,000
              Bayerische
              Landesbank FRN
     15,000   3.74%, 10/25/01.............       3.78         14,998,328
              Credit Agricole
              Indosuez
     10,000   3.66%, 9/20/01..............       3.73          9,998,362
     10,000   3.90%, 11/30/01.............       3.90         10,000,000
              Den Danske Corp.
      2,500   4.00%, 11/26/01.............       3.99          2,500,101
              Dexia CLF Finance Co.
      8,000   3.96%, 8/15/01 (b)..........       3.96          8,000,000
              Firststar Bank NA
     12,000   4.15%, 9/28/01..............       4.15         12,000,000
              Landesbank Baden-
              Wurttemberg
     15,000   3.63%, 9/28/01..............       3.75         14,995,592
     15,000   4.61%, 9/28/01..............       4.61         15,000,181
              Nordeutsche
              Landesbank
     20,000   3.78%, 7/31/01..............       3.78         20,000,000
              Rabobank Nederland
     12,000   4.58%, 9/28/01..............       4.58         12,000,000
              Region's Bank
      5,000   4.55%, 9/17/01..............       4.55          5,000,000
      6,000   4.55%, 9/27/01..............       4.55          6,000,000
              Royal Bank of Canada
     15,000   6.26%, 9/12/01..............       6.26         15,000,000
              Royal Bank of Scotland
     10,000   3.80%, 8/14/01..............       3.80         10,000,000
              Southtrust Bank NA
      7,000   3.80%, 9/11/01..............       3.80          7,000,000
     13,500   3.93%, 8/15/01..............       3.79         13,500,532
      8,000   4.03%, 8/14/01..............       4.03          8,000,000

                                                         Alliance Money Reserves
================================================================================

  Principal
   Amount
    (000)     Security (a)                   Yield                Value
--------------------------------------------------------------------------------
              State Street Bank &
              Trust Co.
$    35,000   3.77%, 7/30/01..............       3.77%   $    35,000,000
              Svenska
              Handelsbanken
     21,000   3.77%, 8/24/01..............       3.78         21,000,313
              U.S. Bank NA
     17,000   4.51%, 9/17/01..............       4.51         17,000,000
              Westdeutsche
              Landesbank
      8,000   4.43%, 5/08/02..............       4.43          8,000,000
              Westpac Banking
     10,000   3.95%, 11/19/01.............       3.91         10,011,137
                                                         ---------------
              Total Certificates of
              Deposit
              (amortized cost
              $321,004,546)...............                   321,004,546
                                                         ---------------
              CORPORATE
              OBLIGATIONS-8.1%
              Abbey National
              Treasury Services Plc
     15,000   3.76%, 10/25/01.............       3.76         15,000,000
              Beta Finance, Inc.
     10,000   3.87%, 1/14/02 (b)..........       3.87         10,000,000
              Centauri Corp. USA,
              Inc.
     10,000   3.87%, 1/14/02 (b)..........       3.87         10,000,000
     14,000   4.40%, 4/26/02 (b)..........       4.36         14,003,897
      7,000   4.42%, 4/25/02 (b)..........       4.42          7,000,000
              Lasalle National Bank
              NA
     15,000   3.63%, 7/30/01..............       3.63         15,000,000
              Merrill Lynch & Co.,
              Inc.
      8,000   4.18%, 6/05/02..............       4.18          8,000,000
              Metlife Funding
              Agreement FRN
     23,000   4.06%, 1/02/02..............       4.06         23,000,000
              Sigma Finance, Inc.
     10,000   3.90%, 9/25/01 (b)..........       3.90         10,000,000
     10,000   4.03%, 8/06/01 (b)..........       4.03         10,000,000
     15,000   4.05%, 11/01/01 (b).........       4.05         15,000,000
              Toyota Motor Credit
              Corp.
      8,000   3.93%, 5/15/02 (b)..........       3.93          8,000,000
              Travelers Life Funding
              Agreement
     10,000   4.03%, 8/10/01 (c)..........       4.03         10,000,000
                                                         ---------------
              Total Corporate
              Obligations
              (amortized cost
              $155,003,897)...............                   155,003,897
                                                         ---------------
              REPURCHASE
              AGREEMENTS-11.3%
              ABN AMRO
     40,000   3.77%, dated 6/28/01,
              due 7/30/01 in the
              amount of $40,134,044
              (cost $40,000,000;
              collateralized by
              $39,885,000 FNMA,
              6.64%, due 9/18/01,
              value $40,800,552) (d)......       3.77         40,000,000
              Goldman Sachs
              & Co.
     85,000   4.10%, dated 6/29/01,
              due 7/02/01 in the
              amount of $85,029,042
              (cost $85,000,000;
              collateralized by
              $105,904,392 FHLMCs
              and FNMAs, 5.50% to
              8.00%, due 3/01/14 to
              6/01/31, value
              $86,700,001)................       4.10         85,000,000
              Paribas Corp.
     85,000   3.86%, dated 6/29/01,
              due 7/10/01 in the
              amount of $85,100,253
              (cost $85,000,000;
              collateralized by
              $81,961,000 FHLMC,
              6.625%, due 9/15/09,
              value $86,701,041) (d)......       3.86         85,000,000
              State Street Bank and
              Trust Co.
      5,900   4.00%, dated 6/29/01,
              due 7/02/01 in the
              amount of $5,901,967
              (cost $5,900,000;
              collateralized by
              $5,945,000 FNMA,
              6.375%, due 6/15/09,
              value $6,078,763)...........       4.00          5,900,000
                                                         ---------------

                                                         Alliance Money Reserves
================================================================================

                                                                  Value
--------------------------------------------------------------------------------
              Total Repurchase
              Agreements
              (amortized cost
              $215,900,000)...............               $   215,900,000
                                                         ---------------
              TOTAL
              INVESTMENTS-103.5%
              (amortized cost
              $1,978,687,613).............                 1,978,687,613
              Other assets less
              liabilities-(3.5%)                             (67,796,608)
                                                         ---------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              1,912,072,293 shares
              outstanding)................               $ 1,910,891,005
                                                         ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to $370,015,757 representing 19.4% of net assets.

(c) Illiquid security and subject to restrictions as to resale. This security amounted to $10,000,000, representing 0.5% of net assets (see Note A).

(d)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      FHLMC - Federal Home Loan Mortgage Corp.
      FNMA  - Federal National Mortgage Association
      FRN   - Floating Rate Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001                                 Alliance Money Reserves
================================================================================

INVESTMENT INCOME
    Interest.........................................................                             $        118,173,893
EXPENSES
    Advisory fee (Note B)............................................   $          9,622,764
    Distribution assistance and administrative service (Note C)......              7,601,354
    Transfer agency (Note B).........................................              1,054,446
    Registration fees................................................                675,003
    Custodian fees...................................................                275,951
    Printing.........................................................                171,793
    Audit and legal fees.............................................                 78,111
    Trustees' fees...................................................                 11,500
    Miscellaneous....................................................                 25,598
                                                                        --------------------
    Total expenses...................................................                                       19,516,520
                                                                                                  --------------------
    Net investment income............................................                                       98,657,373
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions.....................                                            4,572
                                                                                                  --------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........................                             $         98,661,945
                                                                                                  ====================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Year Ended                Year Ended
                                                                           June 30, 2001             June 30, 2000
                                                                        ====================      ====================
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income............................................   $         98,657,373      $         88,172,675
    Net realized gain on investment transactions.....................                  4,572                     1,175
                                                                        --------------------      --------------------
    Net increase in net assets from operations.......................             98,661,945                88,173,850
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income............................................            (98,657,373)              (88,172,675)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E)............................................             98,401,215               405,095,142
                                                                        --------------------      --------------------
    Total increase...................................................             98,405,787               405,096,317
NET ASSETS
    Beginning of period..............................................          1,812,485,218             1,407,388,901
                                                                        --------------------      --------------------
    End of period....................................................   $      1,910,891,005      $      1,812,485,218
                                                                        ====================      ====================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                                            Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $368,954 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $6,153 under an expense offset arrangement with Alliance Global Investor Services, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)                Alliance Money Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $4,879,130. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $2,722,224, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $544,504, of which $64,655 expires in 2002 and $479,849 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $4,572 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2001, capital paid-in aggregated $1,911,435,509. Transactions, all at $1.00 per share, were as follows:

                                                                Year Ended                Year Ended
                                                                 June 30,                  June 30,
                                                                   2001                      2000
                                                              ==============            ==============
Shares sold..............................................      3,230,876,556             3,949,919,434
Shares issued on reinvestments of dividends..............         98,657,373                88,172,675
Shares redeemed..........................................     (3,231,132,714)           (3,632,996,967)
                                                              --------------            --------------
Net increase.............................................         98,401,215               405,095,142
                                                              ==============            ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                     Year Ended June 30,
                                                           =========================================================================
                                                               2001           2000           1999           1998            1997
                                                           ===========      ========       ========       ========      ============
Net asset value, beginning of period.....................         1.00      $   1.00       $   1.00       $   1.00      $   1.00
                                                              --------      --------       --------       --------      --------
Income from Investment Operations
Net investment income....................................         .051          .049(a)        .043(a)        .047(a)       .045(a)
                                                              --------      --------       --------       --------      --------
Less: Dividends
Dividends from net investment income.....................        (.051)        (.049)         (.043)         (.047)        (.045)
                                                              --------      --------       --------       --------      --------
Net asset value, end of period...........................         1.00      $   1.00       $   1.00       $   1.00      $   1.00
                                                              ========      ========       ========       ========      ========
Total Return
Total investment return based on net asset value (b).....         5.19%         4.98%          4.39%          4.83%         4.64%

Ratios/Supplemental Data
Net assets, end of period (in millions)..................       $1,911        $1,812         $1,407         $1,166        $1,011
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements..........         1.00%         1.00%          1.00%          1.00%         1.00%
    Expenses, before waivers and reimbursements..........         1.00%         1.01%          1.02%          1.02%         1.06%
    Net investment income ...............................         5.06%         4.90%(a)       4.28%(a)       4.72%(a)      4.55%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                        Alliance Money Reserves
================================================================================

To the Board of Trustees and Shareholders of Alliance Money Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Reserves, a portfolio of Alliance Capital Reserves (the "Fund") at June 30, 2001, the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                                         Alliance Money Reserves
================================================================================

Alliance Money Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Money Reserves

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

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